Finance Income and Expenses	12 Months Ended
Mar. 31, 2025
Borrowing costs [abstract]
Finance Income and Expenses	Finance Income and Expenses

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Finance Income:
Interest income
Interest income from financial assets measured at amortized cost	¥4,187	¥8,850	¥16,576
Interest income from financial assets measured at fair value through P&L	1,318	2,442	3,062
Interest income on sublease	3	1	0
Total interest income	5,508	11,293	19,638
Dividend income
Dividend income from financial assets measured at fair value through OCI and disposed of during the period	6	—	1
Dividend income from financial assets measured at fair value through OCI and held at end of the period	267	335	344
Total dividend income	273	335	345
Gain on derivatives – Foreign currency exchange	4,476	31,053	7,999
Gain on derivatives – Warrants	15,896	—	—
Gain on derivatives – Virtual power purchase agreement	6,843	3,393	4,959
Gain on derivatives – Interest rate swaps	—	—	2,968
Gain on derivatives – Cross currency interest rate swaps	—	4,144	3,856
Remeasurement to fair value of pre-existing interest in an acquiree	22,416	—	—
Other	7,501	1,875	6,784
Total	¥62,913	¥52,093	¥46,549

Finance Expenses:
Interest expense
Interest expense on financial debt	¥100,393	¥98,710	¥112,800
Interest expense on lease liabilities	16,580	20,826	24,511
Total interest expense	116,973	119,535	137,311
Loss on derivatives – Virtual power purchase agreement	6,843	3,393	5,311
Loss on foreign currency exchange, net	14,205	44,665	7,213
Hyperinflation effect expense	12,256	18,160	10,565
Other	19,421	34,096	49,665
Total	¥169,698	¥219,850	¥210,065
For the year ended March 31, 2025, ”Other” in finance expenses includes JPY 18,885 million of impairment of assets held for sale (Note 19).